World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2015

Dates Covered
Collections Period	05/01/15 - 05/31/15
Interest Accrual Period	05/15/15 - 06/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/15	322,560,367.32	22,816
Yield Supplement Overcollateralization Amount at 04/30/15	3,620,796.67	0
Receivables Balance at 04/30/15	326,181,163.99	22,816
Principal Payments	15,708,813.13	636
Defaulted Receivables	370,405.04	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/15	3,341,915.91	0
Pool Balance at 05/31/15	306,760,029.91	22,157

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	32.97%

Prepayment ABS Speed	1.40%

Overcollateralization Target Amount	13,804,201.35
Actual Overcollateralization	13,804,201.35

Weighted Average APR	3.41%
Weighted Average APR, Yield Adjusted	4.25%
Weighted Average Remaining Term	38.87

Delinquent Receivables:
Past Due 31-60 days	4,965,431.35	319
Past Due 61-90 days	1,333,745.35	84
Past Due 91 + days	188,843.90	14
Total	6,488,020.60	417

Total 31+ Delinquent as % Ending Pool Balance	2.12%

Recoveries	261,424.44

Aggregate Net Losses/(Gains) - May 2015	108,980.60
Current Net Loss Ratio (Annualized)	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.76%

Flow of Funds	$ Amount

Collections	16,782,309.78
Advances	5,479.69
Investment Earnings on Cash Accounts	1,338.51
Servicing Fee	(271,817.64)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,517,310.34

Distributions of Available Funds
(1) Class A Interest	172,376.03
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,285,120.88
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,804,201.35
(7) Distribution to Certificateholders	1,237,760.90
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,517,310.34

Servicing Fee	271,817.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 05/15/15	308,045,150.79
Principal Paid	15,089,322.23
Note Balance @ 06/15/15	292,955,828.56

Class A-1
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-2
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-3
Note Balance @ 05/15/15	194,154,150.79
Principal Paid	15,089,322.23
Note Balance @ 06/15/15	179,064,828.56
Note Factor @ 06/15/15	66.3203069%

Class A-4
Note Balance @ 05/15/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	94,934,000.00
Note Factor @ 06/15/15	100.0000000%

Class B
Note Balance @ 05/15/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	18,957,000.00
Note Factor @ 06/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	190,227.21
Total Principal Paid	15,089,322.23
Total Paid	15,279,549.44

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	103,548.88
Principal Paid	15,089,322.23
Total Paid to A-3 Holders	15,192,871.11

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2104537
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.6937410
Total Distribution Amount	16.9041947

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3835144
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.8863786
Total A-3 Distribution Amount	56.2698930

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	85.17
Noteholders' Principal Distributable Amount	914.83

Account Balances	$ Amount

Advances
Balance as of 04/30/15	48,225.69
Balance as of 05/31/15	53,705.38
Change	5,479.69

Reserve Account
Balance as of 05/15/15	2,311,742.39
Investment Earnings	171.09
Investment Earnings Paid	(171.09)
Deposit/(Withdrawal)	-
Balance as of 06/15/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39